UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		August 11, 2003

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	        8,572,310

Form 13F Information Table Value Total:	      187,688,106








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Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

Adolor Corporation        CS      00724X102  5,304,161 432,287           X                            M&S             X
Ambac Financial           CS      023139108  6,507,075  98,220           X                            M&S             X
American Intl Group	  CS	  026874107    206,925	 3,750           X			      M&S	      X
AmerisourceBergen Corp.   CS      03071P102  5,910,146  85,222           X                            M&S             X
Banknorth Group           CS      06646R107  4,739,090 185,701           X                            M&S             X
BellSouth Corp.		  CS	  079860102    211,975   7,980           X			      M&S	      X
Bradley Pharms Inc.       CS      104576103    724.350  43,900           X                            M&S             X
Cracker Barrel Group	  CS	  12489V106  4,439,956 114,314           X                            M&S             X
CYTYC Corporation         CS      232946103  4,395,267 416,613           X                            M&S             X
Century Telephone         CS      156700106  5,911,815 169,636           X                            M&S             X
ChevronTexaco Corp.       CS      166751107    381,649   5,286           X                            M&S             X
Comcast Corp - Cl A       CS      200300101    994,944  32,967           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  4,575,927 157,845           X                            M&S             X
Compass BancShares        CS      20449H109  5,689,260 163,814           X                            M&S             X
Constellation Brands Inc. CS      21036P108  7,500,675 238,875           X                            M&S             X
Corus Entertainment       CS      220874101  1,120,815  82,717           X                            M&S             X
Cost Plus Inc.            CS      221485105  5,934,347 166,368           X                            M&S             X
DoubleClick               CS      258609304  5,438,565 587,953           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    329,654   9,180           X                            M&S             X
Forest Oil Corporation    CS      346091705  4,583,646 182,470           X                            M&S             X
General Electric          CS      369604103    344,160  12,000           X                            M&S             X
H.B. Fuller               CS      359694106    564,593  25,640           X                            M&S             X
Health Management Assoc.  CS      421933102  5,421,920 293,871           X                            M&S             X
Health Net Inc.           CS      42222G108  7,816,531 237,224           X                            M&S             X
Heartland Express Inc.    CS      422347104  5,564,254 245,880           X                            M&S             X
Insight Communications    CS      45768V108  8,397,090 629,487           X                            M&S             X
Integral Systems          CS      45810H107    555,509  27,915           X                            M&S             X
Intuitive Surgical	  CS	  46120E602    333,656  43,960	         X			      M&S	      X
Jacobs Engineering Grp    CS      469814107  5,755,035 136,537           X                            M&S             X
Jefferson-Pilot           CS      475070108  4,974,329 119,979           X                            M&S             X
Liberty Media Corp. CL A  CS      530718105  8,204,525 709,734           X                            M&S             X
Lincare Holdings, Inc.    CS      532791100  5,759,626 182,209           X                            M&S             X
Louisiana Pacific Corp.   CS      546347105    310,024  28,600           X                            M&S             X
Mediacomm Communications  CS      58446K105    379,665  38,980           X                            M&S             X
MGIC Investment           CS      552848103  2,781,750  59,643           X                            M&S             X
NiSource Industries       CS      65473P105  6,140,382 323,178           X                            M&S             X
PMI Group, Inc.           CS      69344M101  5,224,513 194,654           X                            M&S             X
Pfizer Inc                CS      717081103    305,301   8,940           X                            M&S             X
Polaris Industries        CS      731068102  3,530,315  57,497           X                            M&S             X
Province Healthcare       CS	  743977100  3,133,751 283,085           X                            M&S             X
Ross Stores               CS      778296103  5,701,565 132,718           X                            M&S             X
SJW Corporation           CS      784305104    213,125   2,400           X                            M&S             X
Sharper Image Corp.       CS      820013100    443,819  16,275           X                            M&S             X
Shuffle Master Inc.       CS      825549108  6,372,177 218,300           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  5,863,119 255,808           X                            M&S             X
Solectron Corporation     CS      834182107  2,687,482 718,578           X                            M&S             X
Southwest Water Company   CS      845331107    430,179  30,749           X                            M&S             X
Sterling Bancorp NY       CS      859158107    285,482  10,236           X                            M&S             X
Symantec                  CS      871503108  3,439,646  78,334           X                            M&S             X
Tractor Supply Company    CS      892356106  5,633,472 118,950           X                            M&S             X
Tribune Co.               CS      896047107    386,400   8,000           X                            M&S             X
USEC Inc.                 CS      90333E108    233,555  33,270           X                            M&S             X
WellPoint Health Networks CS      94973H108  5,184,872  61,505           X                            M&S             X
Wintrust Financial Corp.  CS      97650W108    659,595  22,142           X                            M&S             X
Non-Discretionary Bal     MF                 2,000,0002,000,000          X                            M&S             X
MuniVest Fund             MF      626295109    367,304  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    415,946  50,787           X                            M&S             X
COLUMN TOTAL                               189,688,10610,572,310         X                            M&S             X
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